Laura E. Flores

Partner

+1.202.373.6101

laura.flores@morganlewis.com

August 26, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	China Fund, Inc. (File No. 811-05749)

Ladies and Gentlemen:

On behalf of the Registrant, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of the letter to stockholders, notice of special meeting, proxy statement and form of proxy to be used in connection with the special meeting of stockholders of the Registrant, to be held on a date to be determined.

The purpose of the meeting to which the enclosed materials relate is to solicit stockholder approval of a proposal to liquidate the Fund.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to stockholders on or about September 8, 2025.

Please call the undersigned at (202) 373-6101 or Jonathan Nowakowski at (714) 830-0640 with any comments or questions relating to the filing.

Sincerely,

/s/ Laura Flores

Laura Flores

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001